Earnings (Loss) per Share Attributable to Owners of the Controlling Company - Additional Information (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Textblock 1 [Abstract]
Number of common stocks to be Issued from conversion	40,988,998	40,988,998